Selling, General and Administrative Expenses	6 Months Ended
Sep. 30, 2024
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Selling, General and Administrative Expenses
15.	Selling, General and Administrative Expenses
The major selling, general and administrative expenses for the six months ended September 30, 2023 and 2024 are as follows:

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Personnel expenses	¥171,183	¥180,611
IT-related Expenses	¥27,712	¥27,457